Intangible Assets with a Finite Useful Life (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Breakdown and Movements in Intangible Assets
 The breakdown and movements are as follows:

	As of December 31, 2015	Addition	Amortization	Impairment losses / Reversals	Disposals	Exchange Differences	Capitalized borrowing costs	Other changes	As of December 31, 2016
	(millions of euros)
Industrial patents and intellectual property rights	2,070	990	(1,243)			206		435	2,458
Concessions, licenses, trademarks and similar rights	2,829	87	(393)			89		242	2,854
Other intangible assets	83	128	(107)			5			109
Work in progress and advance payments	1,498	436			(2)	198	73	(673)	1,530

Total	6,480	1,641	(1,743)	—	(2)	498	73	4	6,951

	As of December 31, 2016	Addition	Amortization	Impairment losses / Reversals	Disposals	Exchange Differences	Capitalized borrowing costs	Other changes	As of December 31, 2017
	(millions of euros)
Industrial patents and intellectual property rights	2,458	771	(1,263)			(147)		374	2,193
Concessions, licenses, trademarks and similar rights	2,854	140	(396)			(96)		248	2,750
Other intangible assets	109	157	(134)			(5)		7	134
Work in progress and advance payments	1,530	1,224		(30)		(143)	73	(539)	2,115

Total	6,951	2,292	(1,793)	(30)	—	(391)	73	90	7,192

Summary of Net Carrying Amount of Telephone Licenses and Similar Rights and their Useful Lives

The net carrying amount of telephone licenses and similar rights (2,153 million euros) and their useful lives are detailed below:

Type of license	Net carrying amount at December 31, 2017 (millions of euros)	Amortization period (years)	Amortization charge for 2017 (millions of euros)
TIM S.p.A.:
UMTS	537	18	134
UMTS 2100 MHz	30	12	7
WiMax	5	15	1
LTE 1800 MHz	103	18	9
LTE 800 MHz	720	17	60
LTE 2600 MHz	79	17	7
GSM (extension)	17	3	34
Band 1452-1492 MHz	198	14	16
Tim Brasil group:
GSM and 3G (UMTS)	165	15	53
4G (LTE - 700 Mhz)	299	15	15

Summary of Gross Carrying Amount, Accumulated Impairment Losses and Accumulated Amortization

The gross carrying amount, accumulated impairment losses and accumulated amortization at December 31, 2017 and 2016 can be summarized as follows:

	As of December 31, 2016
	Gross carrying amount	Accumulated impairment losses	Accumulated amortization	Net carrying amount
	(millions of euros)
Industrial patents and intellectual property rights	12,241	(7)	(9,776)	2,458
Concessions, licenses, trademarks and similar rights	7,017	(306)	(3,857)	2,854
Other intangible assets	447		(338)	109
Work in progress and advance payments	1,532	(2)		1,530

Total intangible assets with a finite useful life	21,237	(315)	(13,971)	6,951

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated amortization	Net carrying amount
	(millions of euros)
Industrial patents and intellectual property rights	12,266	(7)	(10,066)	2,193
Concessions, licenses, trademarks and similar rights	7,044	(273)	(4,021)	2,750
Other intangible assets	522		(388)	134
Work in progress and advance payments	2,145	(30)		2,115

Total intangible assets with a finite useful life	21,977	(310)	(14,475)	7,192